UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA                May 14, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:   $759,741
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-13108                       Cresthill Master Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                         March 31, 2009

COLUMN 1                       COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8

                                TITLE                    VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP      (x$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS        SOLE    SHARED  NONE
99 CENTS ONLY STORES            COM         65440K106   64,392  6,968,870   SH         SOLE     NONE       6,968,870
AES CORP                        COM         00130H105    1,999    343,982   SH         SOLE     NONE         343,982
AMERICAN TOWER CORP             CL A        029912201  131,016  4,305,486   SH         SOLE     NONE       4,305,486
AMERICAN WOODMARK CORP          COM         030506109   12,822    730,160   SH         SOLE     NONE         730,160
AMERICREDIT CORP                COM         03060R101   18,713  3,193,302   SH         SOLE     NONE       3,193,302
ANNALY CAP MGMT INC             COM         035710409      176     12,700   SH         SOLE     NONE          12,700
BALLY TECHNOLOGIES INC          COM         05874B107   34,794  1,888,913   SH         SOLE     NONE       1,888,913
BERKSHIRE HATHAWAY INC DEL      CL A        084670108    8,063         93   SH         SOLE     NONE              93
BERKSHIRE HATHAWAY INC DEL      CL B        084670207    5,454      1,934   SH         SOLE     NONE           1,934
CSX CORP                        COM         126408103      459     17,768   SH         SOLE     NONE          17,768
CARMAX INC                      COM         143130102   48,876  3,928,955   SH         SOLE     NONE       3,928,955
DYNAMEX INC                     COM         26784F103   10,619    811,824   SH         SOLE     NONE         811,824
ENCORE CAP GROUP INC            COM         292554102    3,519    776,913   SH         SOLE     NONE         776,913
ENSTAR GROUP LIMITED            SHS         G3075P101   27,098    481,144   SH         SOLE     NONE         481,144
EXXON MOBIL CORP                COM         30231G102      303      4,453   SH         SOLE     NONE           4,453
FLAGSTONE REINSURANCE HLDGS LTD SHS         G3529T105   12,986  1,667,025   SH         SOLE     NONE       1,667,025
FRANKLIN STREET PPTYS CORP      COM         35471R106      246     20,000   SH         SOLE     NONE          20,000
HFF INC                         CL A        40418F108      676    337,840   SH         SOLE     NONE         337,840
IRON MTN INC                    COM         462846106     4834    218,060   SH         SOLE     NONE         218,060
LAMAR ADVERTISING CO            CL A        512815101   25,317  2,596,609   SH         SOLE     NONE       2,596,609
MARKEL CORP                     COM         570535104  100,361    353,532   SH         SOLE     NONE         353,532
MONARCH CASINO & RESORT INC     COM         609027107    5,134    995,000   SH         SOLE     NONE       1,285,963
O REILLY AUTOMOTIVE INC         COM         686091109   81,693  2,333,422   SH         SOLE     NONE       2,333,422
PENN NATL GAMING INC            COM         707569109   99,942  4,138,366   SH         SOLE     NONE       4,138,366
PINNACLE ENTMT INC              COM         723456109    6,313    896,730   SH         SOLE     NONE         896,730
POOL CORPORATION                COM         73278L105   23,115  1,725,000   SH         SOLE     NONE       1,725,000
SIMPSON MANUFACTURING CO INC    COM         829073105   13,202    732,629   SH         SOLE     NONE         732,629
PRICE T ROWE GROUP INC          COM         74144T108   14,930    517,340   SH         SOLE     NONE         517,340
WHITE RIVER CAPITAL INC         COM         96445P105    1,039    173,137   SH         SOLE     NONE         173,137


SK 22045 0004